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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                        Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid-Cap Value Fund
          Schedule of Investments  7/31/2009 (unaudited)

Shares                                                           Value

          COMMON STOCKS - 98.4 %
          Energy - 8.3 %
          Coal & Consumable Fuels - 0.8 %
335,600   Consol Energy, Inc.                                 $11,923,868
          Oil & Gas Drilling - 0.8 %
159,000   Transocean Ltd. *                                   $12,670,710
          Oil & Gas Equipment And Services - 1.0 %
593,809   Smith International, Inc. (b)                       $14,922,420
          Oil & Gas Exploration & Production - 4.3 %
240,500   Devon Energy Corp.                                  $13,970,645
361,200   Noble Affiliates, Inc. (b)                           22,076,544
364,929   Range Resources Corp. (b)                            16,936,355
277,700   XTO Energy, Inc.                                     11,171,871
                                                              $64,155,415
          Oil & Gas Storage & Transportation - 1.4 %
2,082,640 EL Paso Corp. (b)                                   $20,951,358
          Total Energy                                        $124,623,771
          Materials - 6.3 %
          Diversified Chemical - 0.7 %
225,000   FMC Corp.                                           $10,944,000
          Forest Products - 0.8 %
340,800   Weyerhaeuser Co.                                    $11,941,632
          Gold - 0.9 %
315,329   Newmont Mining Corp. (b)                            $13,038,854
          Industrial Gases - 0.9 %
313,074   Airgas, Inc.                                        $13,956,839
          Metal & Glass Containers - 3.0 %
922,475   Ball Corp. (b)                                      $44,610,891
          Total Materials                                     $94,492,216
          Capital Goods - 7.5 %
          Aerospace & Defense - 0.7 %
238,900   Raytheon Co.                                        $11,216,355
          Electrical Component & Equipment - 0.9 %
311,300   Rockwell International Corp. (b)                    $12,890,933
          Industrial Machinery - 3.2 %
451,400   Crane Co.                                           $9,578,708
501,600   Ingersoll-Rand Plc (b)                               14,486,208
658,799   Kennametal, Inc.                                     14,045,595
206,800   SPX Corp.                                            10,923,176
                                                              $49,033,687
          Trading Companies & Distributors - 2.7 %
444,973   W.W. Grainger, Inc. (b)                             $40,007,522
          Total Capital Goods                                 $113,148,497
          Commercial Services & Supplies - 4.0 %
          Environmental & Facilities Services - 1.8 %
425,000   Republic Services, Inc. (b)                         $11,305,000
533,000   Waste Management, Inc. * (b)                         14,982,630
                                                              $26,287,630
          Office Services & Supplies - 0.9 %
500,000   Avery Dennison Corp. (b)                            $13,365,000
          Research & Consulting Services - 1.3 %
775,000   Equifax, Inc. *                                     $20,188,750
          Total Commercial Services & Supplies                $59,841,380
          Transportation - 0.8 %
          Airlines - 0.8 %
1,616,500 Southwest Airlines Co. (b)                          $12,689,525
          Total Transportation                                $12,689,525
          Automobiles & Components - 1.6 %
          Auto Parts & Equipment - 0.9 %
417,600   BorgWarner, Inc.                                    $13,860,144
          Automobile Manufacturers - 0.7 %
1,229,800 Ford Motor Corp. *                                  $9,838,400
          Total Automobiles & Components                      $23,698,544
          Consumer Durables & Apparel - 2.5 %
          Footwear - 0.7 %
169,769   Nike, Inc.                                          $9,615,716
          Homebuilding - 1.3 %
1,707,400 Pulte Homes, Inc. * (b)                             $19,413,138
          Household Appliances - 0.5 %
227,136   Snap-On Inc.                                        $8,092,856
          Total Consumer Durables & Apparel                   $37,121,710
          Consumer Services - 1.0 %
          Restaurants - 1.0 %
900,000   Burger King Holdings, Inc.                          $15,318,000
          Total Consumer Services                             $15,318,000
          Media - 3.2 %
          Advertising - 2.0 %
5,700,000 The Interpublic Group of Companies, Inc. * (b)      $29,697,000
          Movies & Entertainment - 1.2 %
784,400   Viacom, Inc. (Class B) *                            $18,166,704
          Total Media                                         $47,863,704
          Retailing - 2.1 %
          Apparel Retail - 1.2 %
1,067,267 Gap Inc.                                            $17,417,797
          Department Stores - 0.9 %
285,549   J.C. Penney Co., Inc. (b)                           $8,609,302
191,934   Nordstrom, Inc. (b)                                  5,074,735
                                                              $13,684,037
          Total Retailing                                     $31,101,834
          Food & Drug Retailing - 2.3 %
          Food Retail - 2.3 %
575,000   Kroger Co.                                          $12,293,500
1,150,000 Safeway, Inc.                                        21,769,500
                                                              $34,063,000
          Total Food & Drug Retailing                         $34,063,000
          Food Beverage & Tobacco - 4.3 %
          Brewers - 1.3 %
436,610   Molson Coors Brewing Co. (Class B) (b)              $19,739,138
          Distillers & Vintners - 0.7 %
797,098   Constellation Brands, Inc. * (b)                    $10,888,359
          Packaged Foods & Meats - 1.3 %
388,097   The J.M. Smucker Co.                                $19,416,493
          Tobacco - 1.0 %
208,500   Lorillard, Inc.                                     $15,370,620
          Total Food Beverage & Tobacco                       $65,414,610
          Household & Personal Products - 1.5 %
          Household Products - 0.6 %
150,000   Energizer Holdings, Inc. *                          $9,609,000
          Personal Products - 0.9 %
375,000   Estee Lauder Co. (b)                                $13,665,000
          Total Household & Personal Products                 $23,274,000
          Health Care Equipment & Services - 6.1 %
          Health Care Distributors - 0.9 %
400,000   Cardinal Health, Inc.                               $13,320,000
          Health Care Equipment - 0.7 %
1,022,300 Boston Scientific Corp. *                           $10,979,502
          Health Care Services - 2.7 %
1,700,000 Omnicare, Inc. (b)                                  $40,579,000
          Managed Health Care - 1.8 %
360,000   Aetna, Inc.                                         $9,709,200
610,162   CIGNA Corp.                                          17,328,601
                                                              $27,037,801
          Total Health Care Equipment & Services              $91,916,303
          Pharmaceuticals & Biotechnology - 2.7 %
          Life Sciences Tools & Services - 1.5 %
513,689   Thermo Fisher Scientific, Inc. *                    $23,259,838
          Pharmaceuticals - 1.2 %
698,100   Forest Laboratories, Inc. *                         $18,031,923
          Total Pharmaceuticals & Biotechnology               $41,291,761
          Banks - 4.1 %
          Regional Banks - 2.6 %
256,396   City National Corp. (b)                             $10,112,258
2,074,500 KeyCorp                                              11,990,610
139,442   M&T Bank Corp. (b)                                   8,132,257
246,500   PNC Bank Corp.                                       9,036,690
                                                              $39,271,815
          Thrifts & Mortgage Finance - 1.5 %
910,751   New York Community Bancorp, Inc. (b)                $9,945,401
825,000   People's Bank                                        13,406,250
                                                              $23,351,651
          Total Banks                                         $62,623,466
          Diversified Financials - 4.1 %
          Asset Management & Custody Banks - 2.2 %
151,249   Franklin Resources, Inc.                            $13,412,761
334,349   Northern Trust Corp.                                 19,997,414
                                                              $33,410,175
          Investment Banking & Brokerage - 1.9 %
770,834   Lazard Ltd.                                         $28,513,150
          Total Diversified Financials                        $61,923,325
          Insurance - 9.0 %
          Insurance Brokers - 1.4 %
175,000   Aon Corp.                                           $6,903,750
700,000   Marsh & McLennan Co., Inc.                           14,294,000
                                                              $21,197,750
          Life & Health Insurance - 3.6 %
343,800   Principal Financial Group, Inc. *                   $8,148,060
2,440,200 Unum Group                                           45,802,554
                                                              $53,950,614
          Multi-Line Insurance - 0.9 %
500,000   Assurant, Inc.                                      $12,760,000
          Property & Casualty Insurance - 1.1 %
335,209   Axis Capital Holdings Ltd.                          $9,540,048
487,300   Progressive Corp. *                                  7,592,134
                                                              $17,132,182
          Reinsurance - 2.0 %
600,000   RenaissanceRe Holdings Ltd.                         $30,150,000
          Total Insurance                                     $135,190,546
          Real Estate - 5.7 %
          Diversified Real Estate Investment Trust - 0.7 %
206,576   Vornado Realty Trust (b)                            $10,539,508
          Mortgage Real Estate Investment Trust - 2.0 %
1,750,000 Annaly Capital Management, Inc.                     $29,487,500
          Office Real Estate Investment Trust - 0.8 %
229,493   Boston Properties, Inc. (b)                         $12,140,180
          Retail Real Estate Investment Trust - 0.6 %
296,835   Regency Centers Corp.                               $9,522,467
          Specialized Real Estate Investment Trust - 1.6 %
150,000   Public Storage, Inc. (b)                            $10,885,500
395,949   Ventas, Inc. *                                       13,977,000
                                                              $24,862,500
          Total Real Estate                                   $86,552,155
          Software & Services - 4.1 %
          Application Software - 0.7 %
1,498,104 Compuware Corp. *                                   $10,981,102
          Data Processing & Outsourced Services - 3.4 %
1,250,000 *CA Western Union Co.                               $21,850,000
600,000   Computer Sciences Corp. *                            28,902,000
                                                              $50,752,000
          Total Software & Services                           $61,733,102
          Technology Hardware & Equipment - 5.8 %
          Computer Hardware - 4.3 %
1,925,000 NCR Corp. *                                         $24,909,500
1,650,000 Teradata Corp. *                                     40,540,500
                                                              $65,450,000
          Office Electronics - 1.5 %
2,668,167 Xerox Corp.                                         $21,852,288
          Total Technology Hardware & Equipment               $87,302,288
          Semiconductors - 1.3 %
          Semiconductor Equipment - 0.6 %
603,976   Applied Materials, Inc.                             $8,334,869
          Semiconductors - 0.7 %
388,097   Analog Devices, Inc.                                $10,622,215
          Total Semiconductors                                $18,957,084
          Telecommunication Services - 1.8 %
          Integrated Telecommunication Services - 1.8 %
541,400   Century Telephone Enterprises, Inc.                 $16,994,546
1,098,143 Windstream Corp. (b)                                 9,630,714
                                                              $26,625,260
          Total Telecommunication Services                    $26,625,260
          Utilities - 8.6 %
          Electric Utilities - 3.1 %
679,170   Edison International                                $21,950,774
369,881   FirstEnergy Corp.                                    15,239,097
307,100   Southern Co.                                         9,642,940
                                                              $46,832,811
          Gas Utilities - 0.9 %
410,161   Questar Corp.                                       $13,564,024
          Multi-Utilities - 4.6 %
600,000   NSTAR (b)                                           $19,260,000
515,197   Public Service Enterprise Group, Inc.                16,718,143
630,658   Sempra Energy                                        33,065,399
                                                              $69,043,542
          Total Utilities                                    $129,440,377
          TOTAL COMMON STOCKS
          (Cost  $1,459,440,111)                           $1,486,206,458

          TEMPORARY CASH INVESTMENTS - 11.5 %
          Repurchase Agreement - 1.6 %

5,000,000 Bank of America, 0.19%, dated 7/31/09, repurchase price of $5,000,000 plus accrued interest on 8/3/09 collateralized by $5,100,000 Federal National Mortgage Association, 5.$5,000,000

5,000,000 Barclays Plc, 0.17%, dated 7/31/09, repurchase price of
          $5,000,000 plus accrued interest on 8/3/09 collateralized by the following:

          $3,981,812 Government National Mortgage
             Association I , 4.5-7.0%, 9/15/23-6/15/39
          $915,314 Government National Mortgage Association
             (ARM), 5.0-6.5%, 9/20/23-5/20/39
          $202,874 Government National Mortgage Association,
             4.5-4.625%, 8/20/34-9/20/38                       5,000,000

5,000,000 BNP Paribas, 0.21%, dated 7/31/09, repurchase price of $5,000,000 plus accrued interest on 8/3/09 collateralized by the following:

          $1,668,615 Federal National Mortgage Association
              (ARM), 2.539-6.464%, 4/1/34-10/1/37
          $1,555,676 Federal Home Loan Mortgage Corp.,
             3.09-6.21%, 9/1/33-11/1/37
          $1,060,491 Freddie Mac Giant, 4.5-6.0%, 5/1/21-7/1/39
          $815,218 Federal National Mortgage Association.,
              4.0-5.5%, 5/1/21-8/1/47                          5,000,000

5,000,000 Deutsche Bank, 0.20%, dated 7/31/09, repurchase price of
          $5,000,000 plus accrued interest on 8/3/09 collateralized by the following:

          $6,102,554 Government National Mortgage Association I,
             4.5-7.0%, 6/15/24-7/15/39
          $298,673 Government National Mortgage Association,
             4.625%, 9/20/33
          $3,115,047 Federal Home Loan Mortgage Corp.,
             5.949-6.039%, 1/1/37-10/1/37
          $9,137,183 Federal National Mortgage Association (ARM),
             3.151-6.072%, 5/1/19-5/1/38
          $6,846,542 Freddie Mac Giant, 5.0-7.0%, 7/1/21-7/1/395,000,000

5,000,000 JPMorgan, 0.20%, dated 7/31/09, repurchase price of
          $5,000,000 plus accrued interest on 8/3/09 collateralized
          by $5,079,088 Freddie Mac Giant, 4.0-7.0%, 2/1/24-8/15,000,000
                                                             $25,000,000
          Total Repurchase Agreements                        $25,000,000
          (Cost  $25,000,000)                                $25,000,000

Principal
Amount                                                           Value
          Securities Lending Collateral  - 9.9% (c)
          Certificates of Deposit:
$3,517,936Abbey National Plc, 1.27%, 8/13/09                  $3,517,936
5,276,903 Royal Bank of Canada NY, 1.19%, 8/7/09               5,276,903
7,031,102 Cafco, 0.40%, 10/1/09                                7,031,102
4,922,975 Ciesco, 0.40%, 9/9/09                                4,922,975
7,031,884 Kithaw, 0.40%, 9/21/09                               7,031,884
5,274,045 Char FD, 0.30%, 10/5/09                              5,274,045
1,757,791 Char FD, 0.28%, 10/26/09                             1,757,791
4,428,948 Old LLC, 0.30%, 10/16/09                             4,428,948
2,815,214 Old LLC, 0.32%, 10/15/09                             2,815,214
1,279,938 TB LLC, 0.25%, 8/12/09                               1,279,938
7,035,357 Merrill Lynch, 0.38%, 8/14/09                        7,035,357
7,035,871 Societe Generale, 1.06%, 9/4/09                      7,035,871
7,035,871 U.S. Bank NA, 0.76%, 8/24/09                         7,035,871
                                                             $64,443,835
          Commercial Paper:
7,035,871 Monumental Global Funding, Ltd., 1.28%, 8/17/09      7,035,871
3,517,936 CME Group, Inc., 1.21%, 8/6/09                       3,517,936
5,278,088 GE, 0.59%, 9/18/09                                   5,278,088
1,420,663 GE, 0.32%, 10/26/09                                  1,420,663
7,035,871 HSBC Bank, Inc., 1.31%, 8/14/09                      7,035,871
1,758,968 IBM, 0.90%, 9/25/09                                  1,758,968
6,332,284 New York Life Global, 0.75%, 9/4/09                  6,332,284
                                                              $32,379,681
          Tri-party Repurchase Agreements:
24,625,549Deutsche Bank, 0.19%, 8/3/09                        $24,625,549
20,574,364Barclays Capital Markets, 0.19%, 8/3/09              20,574,363
                                                              $45,199,912
Shares
          Money Market Mutual Fund:
3,517,936 Fidelity Prime Money Market Fund                    $3,517,936
3,517,936 Dreyfus Preferred Money Market Fund                  3,517,936
                                                              $7,035,872

          Total Securities Lending Collateral                 $149,059,300
          TOTAL TEMPORARY INVESTMENTS
          (Cost  $174,059,300)                                $174,059,300
          TOTAL INVESTMENT IN SECURITIES - 109.9%
          (Cost  $1,633,499,411) (a)                        $1,660,265,758
          OTHER ASSETS AND LIABILITIES (9.9)%               $(150,194,993)
          TOTAL NET ASSETS - 100.0%                         $1,510,070,765

*         Non-income producing security.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,645,585,607 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $63,089,358

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value            (48,409,207)

          Net unrealized loss                                 $14,680,151

(b)       At July 31, 2009, the following securities were out on loan:

Shares    Description                                            Value
50,500    Avery Dennison Corp.                                $1,349,865
46,100    Ball Corp.                                           2,229,396
14,300    Boston Properties, Inc.                               756,470
213,200   City National Corp.                                  8,408,608
241,000   Constellation Brands, Inc. *                         3,292,060
536,500   EL Paso Corp.                                        5,397,190
233,000   Estee Lauder Co.                                     8,490,520
63,300    Ingersoll-Rand Plc                                   1,828,104
1,000     The Interpublic Group of Companies, Inc. *             5,210
19,600    J.C. Penney Co., Inc.                                 590,940
138,000   M&T Bank Corp.                                       8,048,160
159,600   Molson Coors Brewing Co. (Class B)                   7,215,516
540,200   New York Community Bancorp, Inc.                     5,909,788
106,600   Newmont Mining Corp.                                 4,407,910
22,300    Noble Affiliates, Inc.                               1,362,976
162,700   Nordstrom, Inc.                                      4,301,788
8,000     NSTAR                                                 256,800
38,000    Omnicare, Inc.                                        907,060
27,000    Public Storage, Inc.                                 1,959,390
1,494,400 Pulte Homes, Inc. *                                  16,991,328
2,200     Range Resources Corp.                                 102,102
4,100     Republic Services, Inc.                               109,060
189,600   Rockwell International Corp.                         7,851,336
60,500    Smith International, Inc.                            1,520,365
57,300    Southwest Airlines Co.                                449,805
178,500   Vornado Realty Trust                                 9,107,070
273,500   W.W. Grainger, Inc.                                  24,590,385
439,300   Waste Management, Inc. *                             12,348,723
254,600   Windstream Corp.                                     2,232,842
          Total                                             $142,020,767

(c)       Security lending collateral is managed by Credit
          Suisse, New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

                             Level 1      Level 2    Level 3    Total
Common Stocks              $1,486,206,458    $0       $0   $1,486,206,458
Temporary Cash Investments   7,035,872   167,023,428   0      174,059,300
Total                    $1,493,242,330 $167,023,428  $0   $1,660,265,758



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.